Intangible Assets Other Than Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	$ 593,376	$ 871,073
Amortization expense of intangible assets	366,997	240,579
Intangible assets with an indefinite useful life	0	0
IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Additions of intangible assets	523,510	825,256
Amortization expense of intangible assets	349,932	226,046
Employee expenses capitalized	$ 82,662	$ 68,186	$ 24,407